Segment Reporting - Summary of the Schedule of the Company's gross written premiums based on the location of the insured risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Gross written premiums	$ 3,938.4	$ 3,698.5	$ 3,442.4
Australia/Asia
Segment Reporting Information [Line Items]
Gross written premiums	275.8	259.7	215.9
Caribbean
Segment Reporting Information [Line Items]
Gross written premiums	12.9	6.0	9.3
Europe
Segment Reporting Information [Line Items]
Gross written premiums	140.6	92.5	82.8
United Kingdom
Segment Reporting Information [Line Items]
Gross written premiums	393.2	369.0	295.7
United States & Canada
Segment Reporting Information [Line Items]
Gross written premiums	2,301.8	2,267.5	2,003.9
Worldwide excluding United States
Segment Reporting Information [Line Items]
Gross written premiums	31.5	23.1	63.0
Worldwide including United States
Segment Reporting Information [Line Items]
Gross written premiums	592.2	501.2	614.9
Others
Segment Reporting Information [Line Items]
Gross written premiums	$ 190.4	$ 179.5	$ 156.9